STOCK-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 29, 2021 USD ($) shares	Nov. 05, 2020 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) plan $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award
Number of active stock-based compensation plans | plan				1
Shares available for grant (shares) | shares				31,100,000
Stock options granted in period (shares) | shares				0
Unrecognized compensation cost, net of estimated forfeitures				$ 398,300
Weighted-average period over which cost is expected to be recognized (in years)				6 years 2 months 12 days
Tax benefit recognized related to stock-based compensation				$ 204,300	$ 82,400	$ 80,700
Term of employment agreement and restricted stock agreement (in years)		10 years
Intrinsic value of stock options exercised				74,800
Stock options outstanding aggregate intrinsic value				657,704
Incremental compensation cost				$ 20,500
Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award
Number of shares required to settle vested and unvested interests at fair value (shares) | shares	3,900,000
Cash received from stock option exercises	$ 82,300
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award
Stated term (in years)				10 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Tax benefit realized from stock option exercises				$ 170,100	$ 64,200	63,600
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award
Equity instruments other than options, outstanding (shares) | shares				0
Restricted Stock Units (RSUs) & Market Based Stock Units | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award
Number of shares required to settle vested and unvested interests at fair value (shares) | shares	700,000
Cash withholding obligation	$ 152,700
Withholding rate (as a percent)	50.00%
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (in years)				4 years
Equity instruments other than options, outstanding (shares) | shares				1,503,000	421,000
Weighted average grant date fair value of RSUs and PSUs granted (USD per share) | $ / shares				$ 128.82
Granted (shares) | shares				1,121,000
Fair value of RSUs and PSUs that vested during the period				$ 3,800
Market-Based Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Equity instruments other than options, outstanding (shares) | shares				0	347,000
Weighted average grant date fair value of RSUs and PSUs granted (USD per share) | $ / shares				$ 0
Granted (shares) | shares				0
Fair value of RSUs and PSUs that vested during the period				$ 43,600
Restricted Stock Awards | RSA Agreement
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value of RSUs and PSUs granted (USD per share) | $ / shares		$ 61.06
Equity instruments other than options, aggregate intrinsic value, outstanding		$ 183,200
Restricted Stock Awards | RSA Agreement | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award
Shares authorized for issuance (in shares) | shares		3,000,000
Vesting period (in years)		10 years
Market-Based Stock Options | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award
Withholding rate (as a percent)	50.00%
Stock options outstanding aggregate intrinsic value	$ 737,900
Cash withholding obligation equivalent (shares) | shares	1,800,000
Cash required to settle vested and unvested interests at fair value	$ 369,000
Stock Appreciation Rights (SARs) | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award
Number of shares required to settle vested and unvested interests at fair value (shares) | shares	100,000
Withholding rate (as a percent)	50.00%
Cash required to settle vested and unvested interests at fair value	$ 12,500
IAC
Share-based Compensation Arrangement by Share-based Payment Award
Transaction exchange ratio				2.1584%
Match Group
Share-based Compensation Arrangement by Share-based Payment Award
Incremental compensation cost				$ 56,900
Incremental compensation cost from modification recognized in year of modification				56,000
ANGI Homeservices
Share-based Compensation Arrangement by Share-based Payment Award
Incremental compensation cost				14,100	$ 13,100	11,800
Incremental compensation cost from modification recognized in year of modification						3,900
ANGI Homeservices | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award
Equity instruments other than options, aggregate intrinsic value, outstanding	$ 162,200
Withholding rate (as a percent)	50.00%
Cash withholding obligation equivalent (shares) | shares	5,800,000
Cash required to settle vested and unvested interests at fair value	$ 81,100
ANGI Homeservices | Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award
Incremental compensation cost				217,700
Incremental compensation cost from modification recognized in year of modification				21,100	$ 29,000	$ 56,900
Incremental compensation cost from modification recognized in future period				$ 900
ANGI Homeservices | Stock Appreciation Rights (SARs) | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award
Equity instruments other than options, aggregate intrinsic value, outstanding	$ 92,100
Withholding rate (as a percent)	50.00%
Cash withholding obligation equivalent (shares) | shares	3,300,000
Cash required to settle vested and unvested interests at fair value	$ 46,100
Vimeo | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award
Equity instruments other than options, aggregate intrinsic value, outstanding	$ 405,100
Withholding rate (as a percent)	50.00%
Cash required to settle vested and unvested interests at fair value	$ 202,600
Vimeo | Subsequent Event | Class B Common Stock | Sale of Equity Capital
Share-based Compensation Arrangement by Share-based Payment Award
Price per share of stock issued in sale of equity capital (in dollars per share) | $ / shares			$ 35.35
Enterprise valuation of Vimeo			$ 5,700,000
Minimum | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (in years)				3 years
Minimum | Restricted Stock Awards | RSA Agreement | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (in years)		10 years
Maximum | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (in years)				5 years
Maximum | Restricted Stock Awards | RSA Agreement | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (in years)		12 years